Plan Amendments	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Description of Plan [Line Items]
Plan Amendments

9.	Plan Amendments:

Plan Amendment No. 1 was executed on August 4, 2022 and revised the Plan compensation definition for purposes of determining participants’ AZ Retirement Company Contributions as well as allowed for post-severance loan repayments.

Plan Amendment No. 2 was executed on August 28, 2023 and amended the Plan to reflect the transfer of excess assets from the AstraZeneca Defined Benefit Pension Plan (“Pension Plan”) as a result to the Pension Plan termination effective March 31, 2022.

Plan Amendment No. 3 was executed on December 19, 2023 to merge the Alexion 401(k) Plan with and into the Plan effective December 29, 2023. All accounts under the Alexion 40l(k) Plan were fully vested as of December 29, 2023 and those accounts and any attributable earnings, shall be fully vested under the Plan following the merger.

Plan Amendment No. 4 was executed on December 17, 2024 to merge the assets for Neogene Therapeutics, Inc. and the participation of its employees into the Plan effective January 1, 2025. Effective on or about January 10, 2025, the portion of the Insperity 401(k) Plan attributable to employees of Neogene Therapeutics, Inc. was merged into the Plan.

Plan Amendment No. 5 was executed on April 9, 2025 to merge the GracellBio 401(k) Plan with and into the Plan effective on or about May 6, 2025.

Plan Amendment No. 6 was executed on September 26, 2025 to merge the Amolyt Pharma, Inc. 401(k) with and into the Plan effective on or about October 15, 2025.